DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Disposals Group Including Discontinued Operation Cash Flows [Line Items]
Capital Expenditures	$ 317	$ 631
Depreciation and Amortization	517	1,033
Operating and investing non-cash elements	$ (186)	$ (347)